Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Amounts Recognized in Financial Statements

The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2018	2017
Associates	392	395
Joint ventures	—	3

Total	392	398

The amounts recognised in the income statement are as follows:

All figures in £ millions	2018	2017
Associates	43	77
Joint ventures	1	1

Total	44	78

Summary of Material Associates and Financial Information of Material Associate

The Group has the following material associates:

	Principal place of business	Ownership interest	Nature of relationship	Measurement method
Penguin Random House Ltd	UK/Global	25%	See below	Equity
Penguin Random House LLC	US	25%	See below	Equity

The summarised financial information of the material associate is detailed below:

	2018	2017
All figures in £ millions	Penguin Random House	Penguin Random House
Assets
Non-current assets	1,043	1,048
Current assets	1,929	1,758
Liabilities
Non-current liabilities	(1,104)	(859)
Current liabilities	(1,546)	(1,579)

Net assets	322	368

Sales	2,775	2,693

Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)

Total comprehensive income	198	111

Dividends received from associate in relation to profits	67	146
Re-capitalisation dividends received from associate	50	312

A reconciliation of the summarised financial information to the carrying value of the material associate is shown below:

	2018	2017
All figures in £ millions	Penguin Random House	Penguin Random House
Opening net assets	368	1,386
Exchange differences	18	(18)
Profit for the year	185	171
Other comprehensive income/(expense)	13	(60)
Dividends, net of tax paid	(262)	(1,167)
Tax adjustments in relation to disposals	—	56

Closing net assets	322	368
Share of net assets	80	92
Goodwill	307	296

Carrying value of associate	387	388

Summary of Individually Immaterial Associates	Information on other individually immaterial associates is detailed below:

All figures in £ millions	2018	2017
(Loss)/profit for the year	(3)	7

Total comprehensive (expense)/income	(3)	7

Summary of Individually Immaterial Joint Ventures	Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2018	2017
Profit for the year	1	1

Total comprehensive income	1	1